Organization and Nature of Operations - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Variable interest entity
(Accumulated deficit)/Retained earnings	¥ 11,176,357	¥ 10,160,161		$ 1,598,198
VIEs and VIEs' subsidiaries
Variable interest entity
Registered capitals and PRC statutory reserves	6,611,273	6,495,347
VIEs and VIEs' subsidiaries | Wheels Technology
Variable interest entity
Management fees paid	0	0	¥ 0
VIEs and VIEs' subsidiaries | PRC
Variable interest entity
(Accumulated deficit)/Retained earnings	¥ 2,160,032	¥ 1,749,425